ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Abstract]
Security deposits payable		$ 46,291	$ 57,186
Escrow liabilities	[1]	6,664	10,503
Accounts payable		9,794	10,137
Mortgage interest payable		6,297	6,671
Deferred community fees, net		4,612	5,257
Rent collected in advance		2,091	3,180
Property tax payable		3,331	3,877
Other liabilities		5,584	4,012
Accrued expenses and other liabilities		$ 84,664	$ 100,823

[1]	Represents amounts held by lenders in tax, insurance, replacement reserve and other escrow accounts that are related to mortgage notes collateralized by New Senior’s triple net lease properties.